TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TAXES

The components of income tax expense for the periods ended are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	Inception to December 31, 2011 (unaudited)

Current tax expense (benefit)	$ (72,117)	$ (2,153)	$ (74,271)
Deferred tax expense (benefit)	-	-	-
Change in valuation allowance	72,117	2,153	74,271
Use of operating loss carryforward	-	-	-

	$ -	$ -	$ -

The difference between income tax expense computed by applying the statutory federal income tax rate to earnings before taxes for the periods ended are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	Inception to December 31, 2011 (unaudited)

Pretax loss at federal statutory rate	$ (65,212)	$ (1,948)	$ (67,161)
State income benefit, net of federal benefit	(6,905)	(205)	(7,111)
Change in valuation allowance	72,117	2,153	74,272

	$ -	$ -	$ -

The components of deferred taxes are as follows:

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Deferred income tax assets:
Operating loss carryforwards	$ 72,117	$ 2,153
Less: Valuation allowance	(72,117)	(2,153)

Net deferred tax asset	$ -	$ -

At December 31, 2011 and 2010, a valuation allowance was established for the entire amount of the net deferred tax asset as the realization of the deferred tax asset is dependent on future taxable income.

At December 31, 2011, the Company had net operating loss carryforwards for tax purposes of $197,528, which will expire beginning in 2031, if not previously utilized.